Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

Transactions with Holders of Common Stock—In November 2011, the Company entered into a technology license agreement, a product supply agreement and a stock purchase agreement with an industrial equipment manufacturer located in Japan (the “Japanese Equipment Manufacturer”). The Japanese Equipment Manufacturer agreed to make a $25.0 million equity investment in the Company’s common stock under the stock purchase agreement, which closed on November 18, 2011. The Company will exclusively license, for an initial term of 10 years, its advance battery system technology and systems integration know-how to manufacture battery systems and modules for the transportation market in Japan for a one-time non-refundable license fee of $7.5 million. During the license term, the Company will also receive royalty payments based on a percentage of the Japanese Equipment Manufacturer’s net sales of products that use or embody the licensed technology and know-how. The Company will be the exclusive supplier of lithium ion battery cells to the Japanese Equipment Manufacturer under a product supply agreement for the battery systems and modules that the Japanese Equipment Manufacturer produces. During the year ended December 31, 2011, the Company recorded $2.8 million of revenue related to development contracts and supply agreements preceding the November 2011 agreements. As of December 31, 2011, the balance due of $1.6 million from the Japanese Equipment Manufacturer is included within accounts receivable, net on the consolidated balance sheets. As of December 31, 2011, $7.5 million of the technology license fee is recorded in deferred revenue. Revenue on the license fee will be amortized over the license term expected to commence in 2012.

Transactions with Joint Venture Partner’s Affiliate—In December 2009, the Company entered into a joint venture (the “Joint Venture”) with an automaker in China (the “Chinese Automaker”) to assist the Company in growing business and sales in China’s transportation industry. The Company entered into two development agreements with the Chinese Automaker. During the years ended December 31, 2009, 2010 and 2011, the Company recorded revenue related to the development and supply agreements with the Chinese Automaker of $0.1 million, $2.2 million and $0.4 million, respectively. As of December 31, 2010, $0.5 million was recorded in deferred revenue on the consolidated balance sheets related to the development and supply agreements. There was no deferred revenue as of December 31, 2011. As of December 31, 2010 and 2011, the balance due from the Chinese Automaker was $1.9 million and $0.1 million, respectively, which is included within accounts receivable, net on the consolidated balance sheets.

Transactions with Cost-Method Investment—In January 2010, the Company entered into a supply agreement with the Automaker in which the Company also holds an investment accounted for under the cost method. The Company recognizes revenue on product shipments to the Automaker, within the consolidated statements of operations, when all revenue recognition criteria are met. During the years ended December 31, 2010 and 2011 the Company recorded $1.7 million and $41.0 million of revenue from the Automaker, respectively. No revenue from the Automaker was recorded in 2009. At December 31, 2010 and 2011, the Company has deferred $0.4 million and $3.7 million, respectively, of service and product revenue related to the supply agreement. The balance due from the Automaker as of December 31, 2010 and 2011, of $0.6 million and $3.7 million, respectively, is included within accounts receivable, net on the consolidated balance sheets.

Transactions with Equity-Method Investment—During March 2010, the Company entered into a technology license contract to license certain patents and technology to the Company’s Joint Venture for the term of the Joint Venture, which extends to April 28, 2030. In conjunction with the license agreement, the Joint Venture paid the Company the first payment of the license fee of $1.0 million in July 2010. Revenue on the license fee will be amortized over the term of the license. Revenue recognition is expected to commence upon the successful completion of training provided to employees of the Joint Venture. As of December 31, 2010 and 2011, the $1.0 million of the license fee is recorded in deferred revenue on the consolidated balance sheets. During December 2010, the Company entered into a service agreement to provide technical development, design, analysis and consultation services to the Joint Venture. Additionally, the Company entered into an agreement to provide sample battery system packs to the Joint Venture. For the years ended December 31, 2010 and 2011, the Company has recognized $0.2 million and $4.4 million of service and product revenue from the Joint Venture. The Company did not recognize any service or product revenue from the Joint Venture for the year ended December 31, 2009. At December 31, 2010 the Company deferred $0.2 million of service and product revenue related to the service agreement and initial sample shipments. There was no deferred revenue as of December 31, 2011. As of December 31, 2010 and 2011, $0.5 million and $1.5 million are included within accounts receivable, net on the consolidated balance sheets for amounts due from the Joint Venture.